CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues, net of value-added tax	¥ 537,402	$ 75,691	¥ 472,085	¥ 485,633
Cost of revenues	(614,010)	(86,481)	(624,494)	(542,530)
Gross loss	(76,608)	(10,790)	(152,409)	(56,897)
Operating expenses:
Selling expenses	(56,299)	(7,930)	(61,479)	(53,675)
General and administrative expenses	(330,078)	(46,491)	(311,160)	(347,746)
Impairment of long-lived assets | ¥	0		0	0
Operating loss	(462,985)	(65,211)	(525,048)	(458,318)
Interest expense (including interest expense to related party amounting to RMB13,532, RMB16,790 and RMB14,308 (US$2,015) for the years ended December 31, 2021, 2022 and 2023, respectively)	(165,669)	(23,334)	(120,357)	(73,789)
Foreign exchange (loss) gain, net	10,149	1,429	54,982	(19,925)
(loss) Gain on disposal of long-lived assets	62	9	(3)
Interest income (including interest income from related party amounting to RMB3,447, RMB6,961 and RMB6,813 (US$960) for the years ended December 31, 2021, 2022 and 2023, respectively)	10,832	1,526	10,021	5,894
Change in fair value of derivative liability	5,207	733	1,015	(39)
Income from equity method investments	20,789	2,928	17,647	18,163
Loss on disposal of a subsidiary	(638)	(90)	(61,546)	0
Other expenses, net	(10,839)	(1,527)	(216,607)	(1,223)
Gain on sale of partial interests in an equity method investment	37,498	5,281	0	0
Loss before income tax	(555,594)	(78,256)	(839,896)	(529,237)
Income tax benefit	24,573	3,461	70,906	6,565
Net loss	(531,021)	(74,795)	(768,990)	(522,672)
Net loss attributable to noncontrolling interests	233,363	32,868	279,329	251,245
Net loss attributable to Concord Medical Services Holdings Limited	¥ (297,658)	$ (41,927)	¥ (489,661)	¥ (271,427)
Loss per share for Class A and Class B ordinary shares:
Basic | (per share)	¥ (2.27)	$ (0.32)	¥ (3.74)	¥ (6.26)
Diluted | (per share)	¥ (2.27)	$ (0.32)	¥ (3.74)	¥ (6.26)
Weighted average number of class A and class B ordinary shares outstanding:
Basic	131,053,858	131,053,858	131,053,858	131,053,858
Diluted	131,053,858	131,053,858	131,053,858	131,053,858
Other comprehensive income (loss), net of tax of nil
Foreign currency translation, net tax of nil	¥ (6,480)	$ (913)	¥ (53,964)	¥ 14,821
Unrealized losses on available-for-sale securities, net	(31,173)	(4,391)
Total other comprehensive income (loss), net of tax	(37,653)	(5,304)	(53,964)	14,821
Comprehensive loss	(568,674)	(80,099)	(822,954)	(507,851)
Comprehensive loss attributable to noncontrolling interests	(233,363)	(32,868)	(279,329)	(251,245)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	(335,311)	(47,231)	(543,625)	(256,606)
Equipment leasing revenues
Revenues, net of value-added tax	16,737	2,357	21,966	42,484
Cost of revenues	(14,824)	(2,088)	(18,905)	(40,539)
Services and other revenues
Revenues, net of value-added tax	420,201	59,184	364,412	383,828
Cost of revenues	(500,068)	(70,433)	(518,500)	(441,510)
Medicine income
Revenues, net of value-added tax	100,464	14,150	85,707	59,321
Cost of revenues	¥ (99,118)	$ (13,960)	¥ (87,089)	¥ (60,481)